GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.92%
282,898	Alcoa Corp(a)	$ 5,677,763
119,497	CF Industries Holdings Inc	5,879,252
65,524	Domtar Corp	2,346,415
35,289	Eastman Chemical Co	2,605,387
13,378	Huntsman Corp	311,172
249,256	Olin Corp	4,666,072
9,892	Sherwin-Williams Co	5,439,314
50,251	Steel Dynamics Inc	1,497,480
		28,422,855
Communications — 4.54%
3,414	Alphabet Inc Class A(a)	4,168,972
2,154	Amazon.com Inc(a)	3,739,150
59,757	Ciena Corp(a)	2,344,267
10,838	Facebook Inc Class A(a)	1,930,031
3,127	Liberty Broadband Corp(a)	327,303
14,447	Liberty Global PLC Class C(a)	343,694
32,743	Motorola Solutions Inc	5,579,735
66,725	New York Times Co Class A	1,900,328
455,081	News Corp Class A	6,334,728
33,332	VeriSign Inc(a)	6,287,415
		32,955,623
Consumer, Cyclical — 13.97%
50,489	Allison Transmission Holdings Inc	2,375,507
11,451	American Airlines Group Inc	308,833
101,663	Aramark	4,430,474
116,257	AutoNation Inc(a)	5,894,230
76,198	CarMax Inc(a)	6,705,424
159,296	Cinemark Holdings Inc	6,155,197
52,857	Copa Holdings SA Class A	5,219,629
63,690	Delta Air Lines Inc	3,668,544
26,773	Dick's Sporting Goods Inc	1,092,606
157,414	DR Horton Inc	8,297,292
15,137	Hanesbrands Inc	231,899
60,866	Harley-Davidson Inc	2,189,350
167,337	HD Supply Holdings Inc(a)	6,555,427
361,396	JetBlue Airways Corp(a)	6,053,383
123,374	KAR Auction Services Inc	3,028,832
39,813	Kohl's Corp	1,977,114
11,993	L Brands Inc	234,943
40,549	Lennar Corp Class A	2,264,662
403,882	Macy's Inc	6,276,326
118,353	MGM Resorts International	3,280,745
10,480	PACCAR Inc	733,705
103,126	Six Flags Entertainment Corp	5,237,770
60,715	Starbucks Corp	5,368,420
6,266	Target Corp	669,898
154,888	Toll Brothers Inc	6,358,152
8,013	Walgreens Boots Alliance Inc	443,199
55,591	WESCO International Inc(a)	2,655,582
32,032	Yum! Brands Inc	3,633,390
		101,340,533
Shares		Fair Value
Consumer, Non-Cyclical — 11.41%
74,570	AbbVie Inc	$ 5,646,440
28,989	Alexion Pharmaceuticals Inc(a)	2,839,183
5,369	Align Technology Inc(a)	971,359
35,979	Alkermes PLC(a)	701,950
11,756	Anthem Inc	2,822,616
6,015	Biogen Inc(a)	1,400,412
86,867	Bunge Ltd	4,918,410
26,885	Campbell Soup Co	1,261,444
46,841	Cardinal Health Inc	2,210,427
38,412	Centene Corp(a)	1,661,703
100,064	DENTSPLY SIRONA Inc	5,334,412
20,675	Estee Lauder Cos Inc Class A	4,113,291
27,282	Gilead Sciences Inc	1,729,133
30,444	Hill-Rom Holdings Inc	3,203,622
42,301	Hologic Inc(a)	2,135,778
36,775	Incyte Corp(a)	2,729,808
255,421	Kroger Co	6,584,753
62,692	McKesson Corp	8,567,489
2,399	Molina Healthcare Inc(a)	263,218
262,921	Mylan NV(a)	5,200,577
53,232	PayPal Holdings Inc(a)	5,514,303
4,113	ServiceMaster Global Holdings Inc(a)	229,917
3,812	Spectrum Brands Holdings Inc	200,960
3,561	Steris PLC	514,529
39,069	Universal Health Services Inc Class B	5,811,514
98,888	US Foods Holding Corp(a)	4,064,297
14,914	West Pharmaceutical Services Inc	2,115,103
		82,746,648
Energy — 4.95%
57,766	Apergy Corp(a)	1,562,570
81,520	Cabot Oil & Gas Corp	1,432,306
91,600	ConocoPhillips	5,219,368
72,793	Devon Energy Corp	1,751,400
102,729	Helmerich & Payne Inc	4,116,351
127,007	HollyFrontier Corp	6,812,656
393,498	Marathon Oil Corp	4,828,220
11,654	Pioneer Natural Resources Co	1,465,724
440,795	Range Resources Corp(b)	1,683,837
125,037	TechnipFMC PLC	3,018,393
165,568	Williams Cos Inc	3,983,566
		35,874,391
Financial — 35.41%
29,796	Alliance Data Systems Corp	3,817,762
221,264	Ally Financial Inc	7,337,114
31,765	American Financial Group Inc	3,425,855
232,824	American Homes 4 Rent REIT Class A	6,027,813
11,759	American National Insurance Co	1,454,941
9,345	Ameriprise Financial Inc	1,374,650

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
127,868	Apartment Investment & Management Co REIT Class A	$ 6,667,038
5,327	Assured Guaranty Ltd	236,838
143,772	Athene Holding Ltd Class A(a)	6,047,050
174,984	AXA Equitable Holdings Inc	3,877,645
243,568	Brandywine Realty Trust REIT	3,690,055
53,317	Brighthouse Financial Inc(a)	2,157,739
110,483	Brixmor Property Group Inc REIT	2,241,700
63,025	Camden Property Trust REIT	6,996,405
25,798	Cboe Global Markets Inc	2,964,448
220,740	Citizens Financial Group Inc	7,807,574
132,562	Columbia Property Trust Inc REIT	2,803,686
45,052	Comerica Inc	2,972,982
186,271	CubeSmart REIT	6,500,858
218,620	Duke Realty Corp REIT	7,426,521
108,854	E*TRADE Financial Corp	4,755,831
177,911	Empire State Realty Trust Inc REIT Class A	2,538,790
40,215	Equity LifeStyle Properties Inc REIT	5,372,724
3,031	Evercore Inc Class A	242,783
50,158	Extra Space Storage Inc REIT	5,859,458
272,722	Fifth Third Bancorp	7,467,128
2,539	First Citizens BancShares Inc Class A	1,197,266
104,184	First Hawaiian Inc	2,781,713
215,595	Healthcare Trust of America Inc REIT Class A	6,334,181
136,602	Highwoods Properties Inc REIT	6,138,894
254,669	Invitation Homes Inc REIT	7,540,749
152,473	Jefferies Financial Group Inc	2,805,503
59,418	Life Storage Inc REIT	6,263,251
65,255	Mercury General Corp	3,646,449
22,958	Navient Corp	293,862
20,276	Northern Trust Corp	1,892,156
91,679	PacWest Bancorp	3,331,615
329,680	Paramount Group Inc REIT	4,401,228
320,445	People's United Financial Inc	5,010,158
114,942	Popular Inc	6,216,063
48,783	Progressive Corp	3,768,487
56,746	Prologis Inc REIT	4,835,894
3,643	Public Storage REIT	893,519
9,039	RenaissanceRe Holdings Ltd	1,748,595
470,436	Retail Properties of America Inc REIT Class A	5,795,772
49,807	Signature Bank	5,937,991
47,961	State Street Corp	2,838,812
177,153	STORE Capital Corp REIT	6,627,294
47,303	Sun Communities Inc REIT	7,022,130
31,305	SVB Financial Group(a)	6,541,180
241,125	Synchrony Financial	8,219,951
71,536	Texas Capital Bancshares Inc(a)	3,909,442
216,727	Unum Group	6,441,127
113,444	VEREIT Inc REIT	1,109,482
Shares		Fair Value
Financial — (continued)
118,097	Voya Financial Inc	$ 6,429,201
119,593	Western Alliance Bancorp	5,510,846
2,821	White Mountains Insurance Group Ltd	3,046,680
139,110	Zions Bancorp NA	6,193,177
		256,788,056
Industrial — 10.94%
17,538	Acuity Brands Inc	2,363,947
104,602	Agilent Technologies Inc	8,015,651
41,372	AMETEK Inc	3,798,777
18,586	Arrow Electronics Inc(a)	1,386,144
135,899	Berry Global Group Inc(a)	5,336,754
9,211	Carlisle Cos Inc	1,340,569
6,650	Crane Co	536,189
24,919	Curtiss-Wright Corp	3,223,771
60,590	Fluor Corp	1,159,087
77,159	Gentex Corp	2,124,573
12,756	Hubbell Inc	1,676,138
171,712	Jabil Inc	6,142,138
54,391	Keysight Technologies Inc(a)	5,289,525
10,318	Knight-Swift Transportation Holdings Inc	374,543
31,613	Landstar System Inc	3,558,992
10,114	Martin Marietta Materials Inc	2,772,247
73,520	Masco Corp	3,064,314
144,162	National Instruments Corp	6,053,362
51,892	Oshkosh Corp	3,933,414
12,233	Owens Corning	773,126
6,155	Parker-Hannifin Corp	1,111,655
111,796	Sealed Air Corp	4,640,652
10,431	Snap-on Inc	1,632,869
50,406	Spirit AeroSystems Holdings Inc Class A	4,145,389
7,569	Teledyne Technologies Inc(a)	2,437,142
30,340	Textron Inc	1,485,446
6,353	Vulcan Materials Co	960,828
		79,337,242
Technology — 3.98%
20,582	CACI International Inc Class A(a)	4,759,793
55,568	Citrix Systems Inc	5,363,424
64,651	Cree Inc(a)(b)	3,167,899
50,033	NXP Semiconductors NV	5,459,601
10,182	ServiceNow Inc(a)	2,584,701
25,759	Take-Two Interactive Software Inc(a)	3,228,633
745,288	Zynga Inc Class A(a)	4,337,576
		28,901,627
Utilities — 9.70%
438,484	AES Corp	7,164,829
36,116	Alliant Energy Corp	1,947,736
105,885	Ameren Corp	8,476,094
127,764	CMS Energy Corp	8,170,508

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
69,289	DTE Energy Co	$ 9,212,665
108,942	Exelon Corp	5,262,988
194,626	FirstEnergy Corp	9,386,812
8,320	IDACORP Inc	937,414
8,859	National Fuel Gas Co	415,664
143,015	NRG Energy Inc	5,663,394
285,359	PPL Corp	8,985,955
40,776	Public Service Enterprise Group Inc	2,531,374
81,882	Vistra Energy Corp	2,188,706
		70,344,139
TOTAL COMMON STOCK — 98.82% (Cost $698,147,178)		$716,711,114
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.26%
$444,882	Undivided interest of 0.66% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $444,882 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(c)	444,882
444,882	Undivided interest of 0.76% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $444,882 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(c)	444,882
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$444,882	Undivided interest of 1.09% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $444,882 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(c)	$ 444,882
538,229	Undivided interest of 1.15% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $538,229 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(c)	538,229
TOTAL SHORT TERM INVESTMENTS — 0.26% (Cost $1,872,875)		$1,872,875
TOTAL INVESTMENTS — 99.08% (Cost $700,020,053)		$718,583,989
OTHER ASSETS & LIABILITIES, NET — 0.92%		$6,680,731
TOTAL NET ASSETS — 100.00%		$725,264,720

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	18	USD	3,488,400	December 2019	$(50,250)
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$716,711,114	$—	$—	$716,711,114
Short Term Investments	—	1,872,875	—	1,872,875
Total Assets	$716,711,114	$1,872,875	$0	$718,583,989
Liabilities
Other Financial Investments:
Futures Contracts(a)	(50,250)	—	—	(50,250)
Total Liabilities	$(50,250)	$0	$0	$(50,250)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 37 futures contracts for the reporting period.

September 30, 2019